Consolidated Statements of Profit or Loss (Parenthetical) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Research and development expenses from related parties	¥ 29,982	¥ 40,696	¥ 68,922	¥ 60,789	¥ 17,099
Impairment loss on receivables and contract assets from related parties	933	750	160	1,292	1,234
Products [Member]
Statement1 [Line Items]
Revenue from related parties	92	2,620	2,840	10,218	44,973
Cost of goods from related parties	7,257	6,104	9,119	10,788	111,694
Services [Member]
Statement1 [Line Items]
Revenue from related parties	8,165	13,138	29,397	38,288	9,083
Cost of goods from related parties	¥ 2,397	¥ 0	¥ 21,133	¥ 50,743	¥ 13,175